Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Trading Symbol	ABHD
Entity Registrant Name	ABTECH HOLDINGS, INC.
Entity Central Index Key	0001405858
Entity Filer Category	Smaller Reporting Company

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	$ 1,386,502	$ 4,123
Inventories, net	528,009	569,042
Deferred charges, net	439,203	20,028
Prepaid expenses and other current assets	37,988	76,759
Total current assets	2,501,904	719,638
Fixed assets, net	49,485	65,514
Security deposits	17,977	17,977
Deferred charges, net	15,020	22,673
Goodwill	10,000	10,000
Total assets	2,594,386	835,802
Current liabilities
Loans from shareholders	9,000	180,500
Notes payable		21,000
Customer deposits	38,505	193,180
Accrued interest payable	126,232	39,904
Accrued expenses	122,790	125,557
Total current liabilities	5,146,872	2,562,026
Due to related party	101,524	106,601
Warrant liability	498,976
Total liabilities	7,783,372	6,625,493
Commitments and contingencies
Stockholders' deficiency
Common stock, $0.001 par value; 300,000,000 authorized shares; 47,160,435 and 49,249,674 shares issued and outstanding at December 31, 2011 and 2010, respectively	47,160	49,250
Additional paid-in capital	24,661,344	18,672,746
Non-controlling interest	(1,674,105)
Accumulated deficit	(28,223,385)	(24,511,687)
Total stockholders' deficiency	(5,188,986)	(5,789,691)
Total liabilities and stockholders' deficiency	2,594,386	835,802
All Other
Current assets
Accounts receivable, net	108,170	36,642
Current liabilities
Accounts payable	483,879	629,470
Convertible promissory notes	3,758,082	208,679
Convertible promissory notes	155,000	1,375,865
Related Party Transactions
Current assets
Accounts receivable, net	2,032	13,044
Current liabilities
Accounts payable	29,703	7,736
Convertible promissory notes	578,681	1,156,000
Convertible promissory notes	$ 1,881,000	$ 2,581,001

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000
Common stock, shares issued	47,160,435	49,249,674
Common stock, shares outstanding	47,160,435	49,249,674

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net revenues	$ 537,152	$ 433,658
Cost of revenues	458,006	391,675
Gross profit	79,146	41,983
Operating expenses
Selling, general and administrative	3,107,596	2,353,233
Research and development	634,109	504,396
Total operating expenses	3,741,705	2,857,629
Operating loss	(3,662,559)	(2,815,646)
Other income (expense)
Interest expense	(2,078,704)	(115,568)
Gain on extinguishment of debt	115,000
Gain on valuation of warrant liability	242,052
Other income (expense)	(1,592)	(27,201)
Total other income (expense), net	(1,723,244)	(142,769)
Net loss before income taxes	(5,385,803)	(2,958,415)
Provision for income taxes
Net loss	(5,385,803)	(2,958,415)
Net loss attributable to non-controlling interest	(489,655)
Net loss attributable to controlling interest	(4,896,148)	(2,958,415)
Basic and diluted loss per common share	$ (0.11)	$ (0.06)
Basic and diluted weighted average number of shares outstanding	44,160,713	48,099,333
All Other
Net revenues	537,152	381,517
Related Party Transactions
Net revenues		$ 52,141

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIENCY (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Beginning Balance	$ (5,789,691)	$ (4,881,398)
Stock-based compensation expense	135,546	239,265
Preferred stock of subsidiary issued for debt conversion	3,063,690	250,000
Interest paid in preferred shares of subsidiary	20,784	45,877
Advances received pre-merger		1,495,000
Beneficial conversion feature of new debt	1,620,955
Net loss	(5,385,803)	(2,958,415)
Ending Balance	(5,188,986)	(5,789,691)
Services
Common stock issued	320,533	19,980
Cash
Common stock issued	825,000
Common Stock
Beginning Balance (in shares)	49,249,674	47,307,593
Beginning Balance	49,250	47,308
Shares forfeited and cancelled (in shares)	(684,300)
Shares forfeited and cancelled	(684)
Preferred stock of subsidiary issued for debt conversion (in shares)	4,984,324	354,921
Preferred stock of subsidiary issued for debt conversion	4,983	356
Interest paid in preferred shares of subsidiary (in shares)		65,126
Interest paid in preferred shares of subsidiary		65
Advances received pre-merger (in shares)		1,495,000
Advances received pre-merger		1,495
Preferred shares of subsidiary that did not convert at merger and remain outstanding (in shares)	(7,664,194)
Preferred shares of subsidiary that did not convert at merger and remain outstanding	(7,664)
Ending Balance (in shares)	47,160,435	49,249,674
Ending Balance	47,160	49,250
Common Stock | Services
Common stock issued (in shares)	449,931	27,034
Common stock issued	450	26
Common Stock | Cash
Common stock issued (in shares)	825,000
Common stock issued	825
Additional paid-in capital
Beginning Balance	18,672,746	16,624,566
Stock-based compensation expense	135,546	239,265
Shares forfeited and cancelled	684
Preferred stock of subsidiary issued for debt conversion	3,058,707	249,644
Interest paid in preferred shares of subsidiary	20,784	45,812
Advances received pre-merger		1,493,505
Beneficial conversion feature of new debt	1,620,955
Preferred shares of subsidiary that did not convert at merger and remain outstanding	7,664
Ending Balance	24,661,344	18,672,746
Additional paid-in capital | Services
Common stock issued	320,083	19,954
Additional paid-in capital | Cash
Common stock issued	824,175
Accumulated deficit
Beginning Balance	(24,511,687)	(21,553,272)
Preferred shares of subsidiary that did not convert at merger and remain outstanding	1,184,450
Net loss	(4,896,148)	(2,958,415)
Ending Balance	(28,223,385)	(24,511,687)
Non-controlling interest
Preferred shares of subsidiary that did not convert at merger and remain outstanding	(1,184,450)
Net loss	(489,655)
Ending Balance	$ (1,674,105)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net loss attributable to controlling interest	$ (4,896,148)	$ (2,958,415)
Adjustments to reconcile net loss attributable to controlling interest to net cash used in operating activities
Depreciation and amortization	27,635	47,452
Common stock issued for services rendered	320,533	19,980
Stock-based compensation expense	135,546	239,265
Preferred stock of subsidiary issued for interest on notes payable	20,784	45,877
Interest related to beneficial conversion feature	1,620,955
Income from forgiveness of debt	(115,000)
Note discount amortized as interest	159,657
Deferred charges expensed as interest	142,836
Net loss attributable to non-controlling interest	(489,655)
Gain on change in fair value of warrant liability	(242,052)
Changes in operating assets and liabilities:
Accounts receivable, net	(60,516)	(4,709)
Inventories, net	41,033	12,082
Prepaid expenses and other current assets	38,771	1,905
Deferred charges, net	(436,222)
Accounts payable	(123,624)	309,505
Customer deposits	(154,675)	(3,928)
Accrued interest payable	86,328	17,199
Accrued expenses	(2,767)	54,414
Net cash used in operating activities	(3,926,581)	(2,219,373)
Investing Activities
Purchases of fixed assets	(11,606)	(15,596)
Net cash used in investing activities	(11,606)	(15,596)
Financing Activities
Proceeds from issuance of common stock	825,000	1,495,000
Proceeds from borrowings from shareholders		41,000
Repayment of borrowings	(1,924,957)	(551,321)
Repayment of borrowings from shareholders	(71,500)	(141,500)
Proceeds from notes payable	6,497,100	1,291,865
Net decrease in due to related party	(5,077)	(4,862)
Net cash provided by financing activities	5,320,566	2,130,182
Net change in cash and cash equivalents	1,382,379	(104,787)
Cash and cash equivalents at beginning of period	4,123	108,910
Cash and cash equivalents at end of period	1,386,502	4,123
Supplemental cash flow information:
Cash paid for interest	43,642	43,343
Cash paid for income taxes
Noncash investing and financing activities:
Preferred stock of subsidiary issued for conversion of debt, including accrued interest	3,084,474	295,877
Common stock and warrants issued for services	456,079	19,980
Beneficial conversion feature recorded to additional paid-in capital	1,620,955
Preferred shares of subsidiary not converting at merger	1,184,450
Unamortized portion of debt discount	463,235
Portion of debt discount in deferred charges	$ 118,136

BUSINESS AND SUMMARY OF ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
BUSINESS AND SUMMARY OF ACCOUNTING POLICIES

NOTE 1 – BUSINESS AND SUMMARY OF ACCOUNTING POLICIES

Organization and Description of Business

Abtech Holdings, Inc. (“ABHD” or the “Company”) (formerly Laural Resources, Inc.), was incorporated under the laws of the State of Nevada on February 13, 2007, with authorized capital stock of 300,000,000 shares at $0.001 par value.

AbTech Industries, Inc. (“AbTech”), a Delaware corporation with an authorized capital of 15,000,000 shares of $0.01 par value common stock and 5,000,000 shares of $0.01 par value preferred stock, was acquired by ABHD in a reverse acquisition transaction (the “Merger”) on February 10, 2011. In accordance with the merger agreement between AbTech and ABHD (the “Merger Agreement”), ABHD acquired all of the issued and outstanding common stock of AbTech, including shares issuable upon the conversion of Series A preferred stock and convertible promissory notes outstanding, in exchange for the stockholders of AbTech acquiring 46,000,000 shares of ABHD common stock. ABHD also agreed to reduce its number of common shares outstanding to 10,000,000 shares prior to the merger. (See Note 12 – Reverse Acquisition Transaction). The preferred stockholders of AbTech Industries that elected to not convert and exchange their shares for ABHD common shares, represent the non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011.

For accounting purposes, the transaction has been accounted for as a reverse acquisition, with AbTech as the acquirer. These consolidated financial statements of the Company represent a continuation of the financial statements of AbTech, with one adjustment, which is to retroactively adjust the legal capital of AbTech to reflect the legal capital of ABHD. Comparative information presented in these consolidated financial statements also have been retroactively adjusted to reflect the legal capital of the Company.

The Company is an environmental technologies firm that provides innovative solutions to address issues of water pollution. The Company has developed and patented the Smart Sponge® polymer technology. This technology’s oil absorbing capabilities make it highly effective as a filtration media to remove hydrocarbons and other pollutants from flowing or pooled water. The Company is headquartered in Scottsdale, Arizona and has a manufacturing facility located in Phoenix, Arizona.

AbTech’s wholly-owned subsidiary, Environmental Security Corporation (“ESC”), was formed by the Company in 2003 to develop a sensor array technology designed to detect impurities in water flows. ESC owns a U.S. patent on this technology and has acquired rights to another monitoring technology, but otherwise had no operations during either 2011 or 2010.

Summary of Significant Accounting Policies

Basis of Financial Statement Presentation– The consolidated financial statements include the accounts of ABHD, AbTech and ESC. Intercompany accounts and transactions have been eliminated. The consolidated financial statements do not include the operations of ABHD prior to the date of the Merger which are considered to be immaterial to the operations of AbTech. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods prior to the date of the Merger have been restated to give retroactive effect to the merger transaction and to show the shares outstanding at the Balance Sheet dates as if such shares had been exchanged for ABHD shares in accordance with the terms of the Merger Agreement. The equity section of the Consolidated Balance Sheets and the basic and diluted weighted average number of shares outstanding on the Consolidated Statements of Operations for periods ended after the date of the Merger, represents the actual shares of ABHD outstanding after the share exchanges that occurred as part of the merger transaction. The non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011, represents the ownership interest in AbTech of the holders of AbTech Series A preferred stock that elected not to exchange their Series A preferred shares for common shares of ABHD as allowed by the Merger Agreement.

Cash and Cash Equivalents – The Company considers all highly liquid debt instruments with a maturity of three months or less when acquired to be cash and cash equivalents.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates are used in determining the allowance for doubtful accounts and inventory allowance, in valuing the warrant liability, beneficial conversion features, stock-based compensation and stock issued in the reverse merger and in determining the classification of conversion options embedded in convertible promissory notes. Due to the uncertainties inherent in the formulation of accounting estimates, and the significance of these items, it is reasonable to expect that the estimates in connection with these items could be materially revised within the next year.

Concentration of Credit Risk – Credit risk represents the accounting loss that would be recognized at the reporting date if counter parties failed completely to perform as contracted. Concentrations of credit risk that arise from financial instruments exist for groups of customers or counter parties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions described below.

·	Cash and cash equivalents – Financial instruments that subject the Company to credit risk are cash balances maintained in excess of federal depository insurance limits. At December 31, 2011, the Company had $251,249 in cash or cash equivalent balances which were not guaranteed by the Federal Deposit Insurance Corporation. To date, the Company has not experienced any losses in such accounts and believes the exposure is minimal.
·	Major customers and accounts receivable – Major customers represent any customer that accounts for more than 10% of revenues for the year. During 2011, the Company had two customers that accounted for 29% and 15%, respectively, of revenues and whose accounts receivable balances (unsecured) accounted for approximately 0% and 42%, respectively, of accounts receivable at December 31, 2011. During 2010, the Company had one customer that accounted for 23% of its revenues and whose accounts receivable balance (unsecured) accounted for approximately 12% of accounts receivable at December 31, 2010.
·	Supplier – Major suppliers represent any vendor that accounts for more than 10% of purchases for the year. During 2011, the Company had two vendors that accounted for 34% and 41%, respectively, of its purchases. Neither of these vendors had an accounts payable balance at December 31, 2011. During 2010, the Company had two vendors that each accounted for more than 10% of its purchases at 14% and 11%, respectively. Neither of these vendors had an accounts payable balance at December 31, 2010.

Fair Values of Financial Assets and Liabilities– The Company measures and discloses certain financial assets and liabilities at fair value. Authoritative guidance defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 – Quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company estimates fair value of the warrant liability using the Black-Scholes valuation model. Significant assumptions were determined as follows:

•	Expected term is determined under the simplified method using an average of the contractual term and vesting period of the award as appropriate statistical data required to properly estimate the expected term was not available;
•	Expected volatility is measured using the historical weekly changes in the market price of the Company’s common stock, disregarding identifiable periods of time in which share price was extraordinarily volatile due to certain events that are not expected to recur during the expected term;
•	Risk-free interest rate is to approximate the implied yield on zero-coupon U.S. Treasury bonds with a remaining maturity equal to the expected term of the awards; and,
•	Forfeitures are based on the history of cancellations of warrants granted by the Company and management’s analysis of potential future forfeitures.

Inventories – Inventories are stated at the lower of cost or market, with cost computed on an average cost method which approximates the first-in, first-out basis. Inventory costs include raw materials, direct labor and manufacturing overhead. Provision is made for obsolete, slow-moving or defective items where appropriate. The amount of any provision is recognized as an expense in the period the provision occurs.

Warranty Accrual – The Company’s products are subject to warranty periods of one year or less. The warranty accrual is based on management’s best estimate of expected costs associated with product failure and historical product failures. The Company has not incurred any significant warranty claims to date.

Fixed Assets – Fixed assets, stated at cost, are depreciated on the straight-line method for financial statement reporting purposes, over the estimated useful lives of the assets, which range from three to ten years. Leasehold improvement costs are depreciated over the shorter of the lease term or their useful life. Repairs and maintenance costs are expensed as incurred. Betterments or renewals are capitalized when they occur.

Deferred Charges – Deferred charges are costs incurred in connection with the issuance of debt. These costs are capitalized as an asset and amortized over the term of the debt using the effective interest method. Amortization expense related to these deferred charges totaled $142,836 in 2011 and $20,029 in 2010.

Revenue Recognition – The Company recognizes revenue only when all of the following criteria have been met:

•	Persuasive evidence of an arrangement exists;
•	Delivery has occurred or services have been rendered;
•	The fee for the arrangement is fixed or determinable; and
•	Collectability is reasonably assured.

Persuasive Evidence of an Arrangement – The Company documents all terms of an arrangement in a quote signed or confirmed by the customer prior to recognizing revenue.

Delivery Has Occurred or Services Have Been Performed – The Company performs all services or delivers all products prior to recognizing revenue. Services are considered to be performed when the services are complete.

The Fee for the Arrangement is Fixed or Determinable – Prior to recognizing revenue, a customer’s fee is either fixed or determinable under the terms of the quote or accepted customer purchase order.

Collectability Is Reasonably Assured – Collectibility is assessed on a customer by customer basis based on criteria outlined by management.

The Company recognizes shipping and handling fees as revenue and the related expenses as a component of cost of sales. All internal handling charges are charged to selling, general and administrative expenses.

Allowance for Doubtful Accounts – The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowances are calculated based on a detailed review of individual customer accounts, historical rates and an estimation of the overall economic conditions affecting the Company’s customer base. The Company reviews a customer’s credit history before extending credit. If the financial condition of its customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required. The allowance for doubtful accounts was $16,600 at December 31, 2011 and $14,600 at December 31, 2010.

Customer Deposits – The Company receives from some distributors a one-time fee for the exclusive distribution rights to its products. In some cases, this nonrefundable fee represents a prepayment by the distributor for future product purchases. In such cases the deposit is recognized as revenue when products are shipped and the risks and rewards of ownership have been transferred or when the distributor forfeits the prepayment, in accordance with the terms of the distribution agreement.

Cost Recognition – Cost of revenues includes all direct material and labor costs and those indirect costs of bringing raw materials to sale condition, including shipping and handling costs. Selling, general, and administrative costs are charged to operating expenses as incurred. Research and development costs are expensed as incurred and are included in operating expenses. Advertising costs are expensed as incurred. Total advertising costs for 2011 and 2010 were $23,792 and $14,811, respectively.

Long-Lived Assets – The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. When indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount, the Company measures the amount of such impairment by comparing the assets' carrying value to the assets' present value of the expected future discounted cash flows. Impairment charges, if any, are recorded in the period realized.

Income Taxes –Deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the book and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established to reduce a deferred tax asset to the amount expected to be realized. The Company assesses its ability to realize deferred tax assets based on current earnings performance and on projections of future taxable income in the relevant tax jurisdictions. These projections do not include taxable income from the reversal of deferred tax liabilities and do not reflect a general growth assumption but do consider known or pending events, such as the passage of legislation. The Company’s estimates of future taxable income are reviewed annually. All tax positions are first analyzed to determine if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of any related appeals or litigation processes. After the initial analysis, the tax benefit is measured as the largest amount that is more than 50% likely of being realized upon ultimate settlement. Our income tax returns are subject to adjustment under audit for approximately the last four years.

If the Company is required to pay interest on the underpayment of income taxes, the Company recognizes interest expense in the first period the interest becomes due according to the provisions of the relevant tax law.

If the Company is subject to payment of penalties, the Company recognizes an expense for the amount of the statutory penalty in the period when the position is taken on the income tax return. If the penalty was not recognized in the period when the position was initially taken, the expense is recognized in the period when the Company changes its judgment about meeting minimum statutory thresholds related to the initial position taken.

Stock-Based Compensation – All share-based payments to employees, including grants of employee stock options, are expensed based on their estimated fair values at grant date, in accordance with ASC 718.

Compensation expense for stock options is recorded over the vesting period using the estimated fair value on the date of grant, as calculated by the Company using the Black-Scholes model. The Company classifies all share-based awards as equity instruments and recognizes the vesting of the awards ratably over their respective terms.

See Note 11 for a description of the Company’s share-based compensation plan and information related to awards granted under the plan.

Net Loss Per Share – Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted average number of shares of common stock outstanding during the period. The calculation of basic loss per share gives retroactive effect to the recapitalization related to the reverse acquisition of AbTech Industries by AbTech Holdings. The Company has other potentially dilutive securities outstanding that are not shown in a diluted net loss per share calculation because their effect in both 2011 and 2010 would be anti-dilutive. These potentially dilutive securities include Series A Preferred Stock, options, warrants and convertible promissory notes (see Notes 10 and 11), and total 31,667,254 shares at December 31, 2011 and 19,271,902 shares at December 31, 2010.

Conversion Options – The Company bifurcates conversion options embedded in financial instruments and accounts for them at fair value when required. The Company has determined that none of its embedded conversion options require bifurcation.

Imputed Interest – A note issued solely for cash equal to its face amount is presumed to earn the stated rate of interest. However, in some cases the parties may also exchange unstated (or stated) rights or privileges, which are given accounting recognition by establishing a note discount or premium account. In such cases, the Company imputes interest when required.

Business Combination – The Company has accounted for the reverse acquisition discussed above in accordance with ASC 805-40 (Reverse Acquisitions). Goodwill is measured as the excess of the fair value of the consideration effectively transferred over the net amount of ABHD’s recognized identifiable assets and liabilities. The 10,000,000 shares of ABHD outstanding immediately prior to the reverse acquisition represent the consideration transferred for the merger. Prior to the announcement of the merger, ABHD’s stock had no material value. No assets were acquired and liabilities assumed were insignificant. The Company estimated the value of the 10,000,000 shares transferred in the acquisition to be $10,000, which the Company has recognized as goodwill at December 31, 2011 and 2010.

Recent Accounting Pronouncements

With the exception of those discussed below, there have been no recent accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2011, that are of significance, or potential significance, to the Company.

In December 2010, the FASB issued authoritative guidance clarifying the determination of the impairment of goodwill and the related calculation of that impairment (“Step 2”) when entities have reporting units with zero or negative carrying amounts. For entities with reporting units with zero or negative carrying values, Step 2 is required if it is more likely than not that a goodwill impairment exits. The adoption of this guidance had no material effect on the Company’s financial statements.

In May 2011, the FASB issued authoritative guidance regarding measurement of fair value and for disclosing information about fair value measurements. Application of the highest and best use and valuation premise concepts are clarified for use in measuring the fair value of nonfinancial assets and are not relevant when measuring the fair value of financial assets or of liabilities. New disclosures should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. This guidance becomes effective for the Company for fiscal years and interim periods within those years beginning in 2012. The Company does not anticipate adoption of this guidance will have a material effect on the Company’s financial statements.

In September 2011, the FASB issued authoritative guidance providing the option to first assess qualitative factors when testing goodwill for impairment. Entities have the option to first evaluate qualitative factors to determine whether the existence of events or circumstances, that in totality, would be more likely than not that the fair value of a reporting unit is less than its carrying amount. If the qualitative evaluation determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. This guidance becomes effective for the Company for fiscal years and interim periods within those years beginning in 2012. The Company does not anticipate adoption of this guidance will have a material effect on the Company’s financial statements.

GOING CONCERN	12 Months Ended
Dec. 31, 2011
GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles, which contemplate continuation of the Company as a going concern. As shown in the consolidated financial statements, the Company has incurred ongoing net losses since inception. These losses, with the associated substantial accumulated deficit, are a direct result of the Company’s product development activities and the costs of introducing its technologies to the market and pursuing market acceptance. In view of these matters, realization of a major portion of the assets in the accompanying consolidated balance sheets is dependent upon continued operations of the Company which in turn is dependent upon the Company’s ability to meet its financing requirements, and the success of its future operations. The Company operates in a new, developing industry with a variety of competitors. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management believes that the Company’s ability to continue as a going concern will be dependent on its ability to raise additional capital and/or generate significant sales growth in the short term. The Company’s ability to achieve these objectives cannot be determined at this time. Management’s plans in regard to these matters are described as follows:

Sales and Marketing. Historically, the Company has selected qualified distributors to represent its products in key geographic markets. The recent economic downturn and other factors have led to a significant contraction in sales revenue as municipalities, the Company’s primary customers, experienced severe budgetary and financial constraints. In an attempt to reinvigorate sales, the Company has redirected its focus on multiple market segments and has revised its go-to-market strategy by disengaging distributors with exclusive geographic territories, in favor of new alliances with larger, market-dominant companies to cover entire market segments such as municipal stormwater, federal facilities and industrial process water. In early 2011, the Company signed its first such distribution agreement with Waste Management, Inc., a company that has a major presence in the public sector market. Under this distribution agreement, market rollout was initiated in three market areas during 2011 and is planned to move into other areas of the country during 2012. The Company is also making efforts to expand into specific foreign markets and new markets addressing treatment of contaminated water.

Financing. To date, the Company has financed its operations primarily with loans from shareholders, private placement financings and sales revenue. During 2011, the Company raised $825,000 in a private offering of common stock, raised $1,722,100 in a series of transactions that allowed the Company to repay or convert to stock approximately $1,350,000 of debt, raised $700,000 in a private offering of convertible promissory notes and raised $4,000,000 in a private offering of secured convertible promissory notes. In February, 2012, the Company received an additional $2,600,000 in the final closing of the private offering of secured convertible promissory notes. Management believes that with continued field validation successes, an improving economy, federal regulatory approval of the Company’s antimicrobial technologies, and new strategic alliances with companies that are dominant in key market sectors, sales revenue can grow rapidly, thus enabling the Company to reverse its negative cash flow and raise additional capital as needed. There is no assurance that the Company can achieve sustainable operations or that additional capital, if needed, will be available on acceptable terms.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amount and classification of liabilities or any other adjustment that might be necessary should the Company be unable to continue as a going concern.

INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES

NOTE 3 - INVENTORIES

Inventories consist of the following at December 31:

	2011	2010
Raw materials	$76,381	$85,711
Work in process	446,538	394,540
Finished goods	106,625	221,791
Reserve for obsolescence	(101,535)	(133,000)
Total	$528,009	$569,042

FIXED ASSETS	12 Months Ended
Dec. 31, 2011
FIXED ASSETS

NOTE 4 - FIXED ASSETS

Fixed assets consist of the following at December 31:

	2011	2010
Furniture and fixtures	$128,093	$128,093
Computer equipment	61,831	58,231
Machinery and equipment	250,986	242,980
Leasehold improvements	19,348	19,348
Total	460,258	448,652
Less accumulated depreciation	(410,773)	(383,138)
Net book value	$49,485	$65,514

Depreciation expense charged to operations during 2011 and 2010 was $27,635 and $27,423, respectively.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS

NOTE 5 - COMMITMENTS

Capital Leases – As of December 31, 2011 and 2010 the Company had no assets under capital lease.

Operating Leases – The Company leases office and warehouse space, office equipment and an automobile under various noncancelable operating leases that extend through February 2013. Total rental expense charged to operations during the years ended December 31, 2011 and 2010 were $271,906 and $259,944, respectively. Future annual minimum lease payments for the next five years, under noncancelable operating leases with initial or remaining terms of one year or more, as of December 31, 2011, are as follows: 2012: $273,008; and 2013: $29,278; Total: $302,286.

Indemnification Agreements - The Company enters into indemnification provisions under its agreements with officers and directors and companies in its ordinary course of business, typically with business partners, customers, landlords, lenders and lessors. Under these provisions the Company generally indemnifies and holds harmless the indemnified party for losses suffered or incurred by the indemnified party as a result of the Company’s activities or, in some cases, as a result of the indemnified party’s activities under the agreement. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is unlimited. The Company has not incurred material costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the estimated fair value of these agreements is minimal. Accordingly, the Company has no liabilities recorded for these agreements as of December 31, 2011.

Other Commitments – The Company has other commitments for consulting fees that extend through 2012 amounting to $90,400. These commitments are cancellable on 15-30 days notice.

LOANS FROM SHAREHOLDERS	12 Months Ended
Dec. 31, 2011
LOANS FROM SHAREHOLDERS

NOTE 6 - LOANS FROM SHAREHOLDERS

Loans from shareholders at December 31, 2011 and 2010 consist of one and four, respectively, short-term loans made by Directors of the Company to the Company or its subsidiary, ESC with balances of $9,000 and $180,500 respectively. These loans are unsecured and the single loan remaining as of December 31, 2011 was non-interest bearing and “due on demand.”

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 7 - RELATED PARTY TRANSACTIONS

Accounts receivable; related party – represents amounts due from distributors owned by certain ABHD stockholders. Management deems the remaining balance at December 31, 2011, net of reserves taken, to be collectible.

Royalty Agreement – In 2009, the Company entered into a Royalty Agreement (the “Agreement”) with Hydrophix of California (“Hydrophix”), a distributor owned by two stockholders of the Company. The Agreement requires the Company to pay to Hydrophix a royalty equal to 5-10% of revenues generated by AbTech on certain products sold by AbTech, up to a maximum total royalty of $1,086,000. The first $104,665 of royalties due under the Agreement is to be retained by AbTech as payment for outstanding amounts due from Hydrophix. The term of the Agreement is ten years or the date on which total royalty payments reach $1,086,000. As of December 31, 2011, $1,906 of royalties had been earned by Hydrophix and applied under this Agreement to amounts due from Hydrophix. The remaining $102,759 due from Hydrophix, that is to be offset by future royalties payments due under the Agreement, is included in “Prepaids and other current assets” net of a $77,000 reserve.

Due to related party – represents amounts owed to a related company for services provided in the form of office and clerical support, and cash advances. On December 31, 1998, the Company executed a loan document in the amount of $127,353, with an original maturity date of December 31, 2003 (extended to December 31, 2013), with interest accruing at the rate of 5% per annum until the loan is paid in full. In the event of default of principal or interest, the entire unpaid balance, including principal and interest, will be due and payable without notice, with interest accruing at 8% from the date of default.

Convertible Promissory Notes – In 2011, director purchase a Convertible Note and accompanying warrant for 333,333 shares, for $500,000 in the July Offering (see Note 14 – PRIVATE PLACEMENTS). $200,000 of the purchase price was remitted in the form of a non-interest bearing Senior Convertible Promissory Note due from AbTech Industries in the amount of $200,000. In 2011, a Convertible Note held by this director in the principal amount of $100,000 was purchased by another investor and converted with interest into 198,980 shares of Company common stock. Refer to Note 10 – CONVERTIBLE PROMISSORY NOTES for a summary of debt held by related parties at December 31, 2011 and 2010.

Equity- In 2011, the Company granted 16,000 shares of common stock to a director for financial services provided by the director to the company. The shares were valued at $0.42 per shares and recorded as stock issued for services.

Stock Options – All of the 4,734,300 stock options granted by the Company in 2011 were granted to directors and officers of the company (see Note 11 – STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION).

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES

NOTE 8 – ACCRUED EXPENSES

Accrued expenses consist of the following at December 31:

	2011	2010
Accrued payroll	$62,180	$53,860
Deferred rent	21,941	36,172
Accrued vacation	32,692	26,307
Accrued warranty reserve	5,000	5,000
Other accruals	977	4,218
	$122,790	$125,557

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

NOTE 9 - INCOME TAXES

There is no current or deferred tax expense for the years ended December 31, 2011 and 2010 due to the Company’s loss position and the full reserve taken on the Company’s deferred tax asset in both years.

A reconciliation of statutory rates is as follows at December 31:

	2011	2010
Statutory Rate	34.0%	34.0%
State income taxes, net of federal income tax benefit	5.0%	5.0%
Reduction in valuation allowance related to net operating loss carry-forwards and change in temporary differences	-39.0%	-39.0%
	0.0%	0.0%

The tax effects of temporary differences that give rise to deferred tax assets (liabilities) are as follows at December 31:

	2011	2010
Deferred tax assets (liabilities):
Net operating loss carryforwards	$10,447,000	9,154,000
Accumulated depreciation	(13,000)	(13,000)
Less valuation allowance	(10,434,000)	(9,141,000)
Net deferred tax assets	$-	-

During the years ended December 31, 2011 and 2010, net deferred tax benefit was approximately $1,293,000 and $520,000, respectively. At December 31, 2011 and 2010, the Company has federal loss carryforwards of approximately $27.9 million and $24.6 million, respectively, and state loss carryforwards of approximately $12.5 million and $9.6 million, respectively, which are available to reduce future taxes, if any. These net operating loss carryforwards expire through 2031 and 2016, respectively. The net change in the total valuation allowance for the years ended December 31, 2011 and 2010, was a net increase of approximately $1,293,000 and $520,000, respectively. Based on the Company’s loss position and projection of future taxable income, management believes that it is more likely than not that the Company will not fully realize the benefit of its net deferred tax assets. Pursuant to Internal Revenue Code Section 382, annual utilization of the Company’s net operating loss carryforwards may be limited if a cumulative change in ownership of more than 50% is deemed to occur within any three-year period. The Company believes that the Reverse Acquisition Transaction will not cause any limitation on future utilization of net operating loss carryforwards.

CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE PROMISSORY NOTES

NOTE 10 – CONVERTIBLE PROMISSORY NOTES

At December 31, 2011 and December 31, 2010 the Company had promissory notes outstanding of $6,372,763 and $5,321,545, respectively, convertible into shares of the Company’s common stock. The conversion rate, interest rate and maturity dates of the notes outstanding at December 31, 2011 are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$100,000	0%	$0.50	9/30/2011
Senior Convertible Notes	750,000	0%	$0.70	3/31/2013
Senior Convertible Notes	400,000	0%	$0.70	7/7/2013
Senior Convertible Notes	200,000	0%	$0.70	12/19/2013
Senior Convertible Notes	325,000	0%	$0.70	2/3/2014
Senior Convertible Notes	200,000	0%	$0.70	4/16/2014
Senior Convertible Notes	6,000	0%	$0.70	5/11/2014
ABHD Convertible Notes	500,000	12%	$0.60	4/30/2012
Unamortized discount on ABHD Convertible Notes	(21,319)
Subtotal - related party	2,459,681
Non-related party
Senior Convertible Note	55,000	0%	$0.70	4/8/2014
Senior Convertible Notes	100,000	0%	$0.70	11/25/2014
ABHD Convertible Notes	200,000	12%	$0.60	4/30/2012
Secured ABHD Notes	25,000	12%	$0.70	5/15/2012
Secured ABHD Notes	25,000	12%	$0.70	5/18/2012
Secured ABHD Notes	50,000	12%	$0.70	5/22/2012
Secured ABHD Notes	550,000	12%	$0.70	6/3/2012
Secured ABHD Notes	675,000	12%	$0.70	6/19/2012
Secured ABHD Notes	650,000	12%	$0.70	7/24/2012
Secured ABHD Notes	1,645,000	12%	$0.70	8/18/2012
Secured ABHD Notes	380,000	12%	$0.70	8/24/2012
Unamortized discount on Secured ABHD Notes	(441,918)
Subtotal - non-related party	3,913,082
Total	$6,372,763

The conversion rate, interest rate and maturity dates of the notes outstanding at December 31, 2010 are shown in the table below:

Type of Financing	Principal Amount	Interest Rate	Conversion Rate	Maturity Date
Related Party
Junior Convertible Notes	$1,156,000	0%	$2.65	9/30/2011
Senior Convertible Notes	750,000	0%	$3.75	3/31/2013
Senior Convertible Notes	400,000	0%	$3.75	7/7/2013
Senior Convertible Notes	200,001	0%	$3.75	8/27/2013
Senior Convertible Notes	200,000	0%	$3.75	12/19/2013
Senior Convertible Notes	325,000	0%	$3.75	2/3/2014
Senior Convertible Notes	200,000	0%	$3.75	4/16/2014
Senior Convertible Notes	6,000	0%	$3.75	5/11/2014
Senior Convertible Notes	500,000	12%	$3.75	6/26/2014
Subtotal - related party	3,737,001
Non-related party
Senior Convertible Notes	100,000	0%	$3.75	10/3/2013
Senior Convertible Notes	100,000	0%	$3.75	1/8/2014
Senior Convertible Notes	50,000	0%	$3.75	10/3/2013
Senior Convertible Note	55,000	0%	$3.75	4/8/2014
Senior Convertible Note	100,000	0%	$3.75	5/8/2014
Senior Convertible Notes	50,000	0%	$3.75	6/12/2014
Senior Convertible Notes	50,000	0%	$3.75	11/5/2014
Senior Convertible Notes	100,000	0%	$3.75	11/25/2014
Senior Convertible Note	100,000	0%	$3.75	2/5/2015
Senior Convertible Notes	185,000	0%	$3.75	2/9/2015
Senior Convertible Note	25,000	0%	$3.75	2/12/15
Senior Convertible Note	300,000	0%	$3.75	4/13/15
Senior Convertible Note	125,865	0%	$3.75	7/15/15
Senior Convertible Note	35,000	0%	$3.75	9/10/15
Promissory Note	83,679	12%	$3.75	8/2/10
Promissory Note	100,000	12%	$3.75	8/26/10
Promissory Note	25,000	12%	$3.75	5/2/11
Subtotal - non-related party	1,584,544
Total	$5,321,545

The terms of the various types of convertible notes included in the tables above are described as follows:

Junior Convertible Notes and Senior Convertible Notes – These notes are convertible into shares of AbTech Series A preferred stock and, consequently, into shares of ABHD common stock. The conversion rate shown in the table above reflects the rate at which the notes could be converted into shares of ABHD common stock. The notes are due in full at maturity but may be prepaid at any time prior to the maturity date with proper notice to the note holder. In the event of liquidation of AbTech, the Senior Convertible Notes have priority in right of payment over the Junior Convertible Notes. Additionally, holders of Senior Convertible Notes have priority over any amounts due stockholders of AbTech, regardless of the form of payment which may be due. Two notes included in the table above have maturity dates prior to December 31, 2011, however, each of the note holders has indicated their intention to convert the notes in accordance with their terms in 2012.

ABHD Convertible Notes – These notes were issued as part of the July Offering (see Note 14 - PRIVATE PLACEMENTS).

Secured ABHD Convertible Notes – These notes were issued in the September Offering (see Note 14 - PRIVATE PLACEMENTS).

Aggregate maturities of debt obligations commencing in 2012 are:

2012	2013	2014	Total
$4,800,000	$1,350,000	$686,000	$6,836,000

STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCKHOLDERS' EQUITY AND STOCK-BASED COMPENSATION

NOTE 11 – STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION

Stock Options

The Company grants stock options to officers, directors, employees and consultants under stock plans.

AbTech’s 2007 Stock Plan - Prior to the Merger with ABHD, AbTech issued stock options under a plan ( the “2007 Stock Plan”) that allowed up to 15% of the capital stock outstanding of AbTech to be available for awards granted under the plan. Options granted under the plan expire on the earlier of the stated expiration date or, in the case of incentive stock options, ninety days after the date employment ends or, in the case of non-statutory options, 30 days after the optionee ceases to be a service provider to the Company. The stated expiration dates occur between 2012 and 2020. Stock options were granted at the fair market value of the common stock as determined by the Board of Directors on the date of grant and are exercisable subject to vesting provisions and performance objectives. All outstanding stock options granted by AbTech outstanding as of the date of the reverse acquisition transaction with ABHD automatically convert into options for the purchase of shares of ABHD common stock at the rate of 5.32 shares of ABHD stock for each share of AbTech stock. ABHD will issue new authorized shares for the AbTech stock options exercised after February 10, 2011, the date of the Merger.

ABHD’s 2012 Incentive Stock Plan – In December 2011, the Board of Directors of ABHD approved the 2012 Incentive Stock Plan (the “2012 Plan”), which allows for up to 9,000,000 shares of common stock awards to be granted during the term of the plan. The exercise price of options granted under the 2012 Plan is determined by the 2012 Plan Committee and may not be less than 100% of the fair market value of the common stock of ABHD on the grant date. Options expire not more than 10 years from the date of grant. Options granted under the plan have a minimum vesting period of one year from the date of grant.

For the years ended December 31, 2011 and 2010, compensation expense of $77,532 and $163,420, respectively, for stock options accounted for under ASC 718 is included in Selling, general and administrative expense in the consolidated statements of operations. There was no related tax benefit recognized due to the Company’s loss position. At December 31, 2011, the Company had approximately $1,338,963 of total unrecognized compensation cost related to unvested stock options. This cost is expected to be recognized over a weighted-average period of approximately 1.7 years. No cash was received from the exercise of stock options during 2011 or 2010.

Compensation expense was determined from the estimates of fair values of stock options granted using the Black-Scholes option pricing model. The following table summarizes the weighted average of fair value and the significant assumptions used in applying the Black-Scholes model for options granted in 2011 and 2010:

	2011	2010
Weighted average of fair value for options granted
AbTech Options	$-	$0.90
ABHD Options	0.27	0.12

Weighted average assumptions used:
Expected dividend yield	0.0%	0.0%
Expected volatility	81.5%	13.0-15.0%
Risk-free interest rate	1.9%	2.1%
Expected life (in years)	5.0	8.7

The assumptions for expected dividend yield, expected volatility and expected term reflect management’s judgment and include consideration of historical experience. Expected volatility is based on historical volatility of the Company’s shares and the historical volatility of public companies or mutual funds operating in similar markets. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods corresponding with the expected life of the option.

The Company’s stock option activity for the years ending December 31, 2011 and 2010 is summarized below:

AbTech Options – Share amounts and exercise prices included in this table are stated in terms of AbTech shares as originally issued. The ABHD equivalent number of shares is approximately 5.32 times the number of AbTech shares and the ABHD equivalent exercise price is 1/5.32 times the AbTech exercise price.

	Number of AbTech Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	780,000	$3.74	4.97
Granted	621,000	3.75
Exercised	-	-
Forfeited or expired	(400,000)	3.72
Outstanding at December 31, 2010	1,001,000	3.75	6.56
Forfeited or expired	(494,000)	3.75
Outstanding at December 31, 2011	507,000	$3.75	3.45

As of December 31, 2011, there were 507,000 stock options outstanding and exercisable with a weighted average remaining life of 3.45 years and an intrinsic value of $0.

ABHD Options

	Number of ABHD Shares Under Option		Weighted Average Exercise Price	Weighted Average Remaining Term
Balance at December 31, 2009	-		$-	-
Granted	640,000	(1)	0.55
Outstanding at December 31, 2010	640,000		0.55	4.86
Granted	4,734,300		0.42
Outstanding at December 31, 2011	5,374,300		$0.44	9.58
(1)	These options were previously excluded, however, the exclusion had no effect on the consolidated statement of operations as the options did not begin to vest until 2011.

As of December 31, 2011, there were 5,374,300 stock options outstanding with a weighted average remaining life of 9.6 years and an intrinsic value of $0. As of December 31, 2011, there were approximately 320,000 options exercisable with a weighted average remaining life of 3.86 years and an intrinsic value of $0. Of the non-exercisable stock options outstanding at December 31, 2011, 3,865,000 stock options vest over time between 2012 and 2015 and 1,189,300 stock options vest only upon the Company achieving specific performance objectives in 2011.

The following table summarizes the activity of the shares and weighted-average grant date fair value of the Company’s non-vested common stock options during the years ending December 31, 2011 and 2010:

	Non-vested AbTech Shares		Non-vested ABHD Shares
	Number of Shares	Weighted- average grant date fair value	Number of Shares	Weighted -average grant date fair value
Non-vested at December 31, 2009	267,999	$1.49	-
Granted	621,000	0.90	640,000	$0.12
Vested	(185,999)	0.88	-
Forfeited or expired	(233,000)	1.45	-
Non-vested at December 31, 2010	470,000	0.96	640,000	$0.12
Granted	-		4,734,300	$0.27
Vested	(75,000)	0.53	(320,000)	$0.12
Forfeited or expired	(395,000)	1.04	-
Non-vested at December 31, 2011	-	$-	5,054,300	$0.27

Common stock

In conjunction with the Merger that occurred in February 2011, the Company sold 2,320,000 shares of common stock for $2,320,000 of cash, of this amount 1,495,000 shares were issued during 2010 and 825,000 shares were issued during 2011 (see Note 12 - REVERSE ACQUISITION TRANSACTION).

Warrants

In 2011 the Company issued the following warrants:

·	Thirty investors participating in the September Private Placement (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 2,666,667 shares of ABHD common stock. In addition, the placement agent received warrants to purchase 533,333 shares of ABHD common stock.
·	Three individuals participating in the July Offering (see Note 14 - PRIVATE PLACEMENTS) received warrants to purchase 466,666 shares of ABHD common stock.
·	Two individuals received warrants to purchase 530,000 shares of ABHD common stock as compensation for consulting services provided to the Company. These warrants have an exercise price of $0.50 per share. One warrant for 30,000 shares expires on July 23, 2013 and the other warrant for 500,000 shares expires on February 28, 2014. Compensation expense related to these warrants of $58,014 was included in Selling, general and administrative expense in the consolidated statements of operations.

In 2010 the Company issued the following warrants:

·	Four individuals received warrants to purchase 130,000 shares of AbTech common stock as compensation for consulting services provided to the Company. Warrants for 120,000 shares have an exercise price of $4.25 per share and are exercisable at any time prior to January 11, 2015. Warrants for 10,000 shares have an exercise price of $3.75 per share and are exercisable at any time prior to April 17, 2015. Compensation expense related to these warrants of $68,024 was included in Selling, general and administrative expense in the consolidated statements of operations.
·	One individual received a warrant to purchase 10,933 shares of AbTech common stock with an exercise price of $3.75 per share as a finder’s fee in conjunction with raising capital. The warrants are exercisable at any time prior to April 7, 2015 and April 30, 2015, respectively. Compensation expense related to this warrant of $7,821 was included in Other income (expense) in the consolidated statements of operations.

All outstanding warrants issued by AbTech are automatically converted in to warrants for ABHD common stock at a conversion rate of approximately 5.32 shares of ABHD for each share of AbTech.

A summary of common stock warrants and Series A Preferred Stock warrants outstanding at December 31 is as follows:

	AbTech Warrants		ABHD Warrants
	Number of Warrants	Weighted-average Exercise Price	Number of Warrants	Weighted-average Exercise Price
Outstanding at December 31, 2009	830,777	$4.19	-	$-
Granted	140,933	4.18	-	-
Exercised	-	-	-	-
Forfeited or expired	(20,000)	3.75	-	-
Outstanding at December 31, 2010	951,710	4.20	-	-
Granted	-	-	4,196,666	.59
Exercised	-	-	-	-
Forfeited or expired	(621,000)	4.25	-	-
Outstanding at December 31, 2011	330,710	$4.10	4,196,666	$.59

The 330,710 exercisable AbTech warrants outstanding at December 31, 2011 expire at various dates through 2015 and have a weighted average remaining life of 2.5 years.

The 4,196,666 exercisable ABHD warrants outstanding at December 31, 2011 expire at various dates through 2016 and have a weighted average remaining life of 4.5 years.

AbTech Series A Convertible Preferred Stock

AbTech has designated 3,500,000 of its 5,000,000 authorized preferred shares as Series A Convertible Preferred Stock (“Series A Stock”) and has 1,439,614 of such shares issued and outstanding at December 31, 2011. These shares represent the non-controlling interest in the Company’s subsidiary as shown on the Consolidated Balance Sheets and Consolidated Statements of Operations. Series A Stock has a par value of $0.01 and no liquidation or dividend preferences.

The holders of Series A Stock may at any time elect to convert any or all such shares into common shares of the Company at a conversion rate initially set at one share of common stock for each share of Series A Stock, subject to certain anti-dilution adjustments that protect Series A Stockholders if the Company issues new shares at less than $3.75 per share. The Series A Stock will automatically convert into common shares upon either (a) the closing of a firm underwritten public offering, (b) subsequent listing on the New York Stock Exchange or the NASDAQ Global Market, or (c) upon the sale or transfer of substantially all the assets or the consolidation or merger with an entity solely for cash or solely for cash and securities listed on the New York Stock Exchange or the NASDAQ Global Market.

While Series A Stockholders have no voting rights as ABHD stockholders, they do have specific rights pertaining to the governance of AbTech, ABHD’s subsidiary. As long as Series A Stockholders hold, on a converted basis, at least 8% of the Common Stock of the Company, they will be granted a pre-emptive right to maintain their respective ownership percentages, as determined on a fully-diluted basis, in subsequent sales of Common Stock or Common Stock Equivalents conducted by the Company. Series A Stockholders have a right to designate up to three Directors to the Board of Directors (Series A Directors) and the Series A Directors are entitled to choose at least one member of the Audit Committee and one Member of the Compensation Committee. Corporate governance provisions were also modified to require various levels of supermajority approval by the Board for specific, major actions taken by the Company. For some actions, approval of 2/3rds of the Series A Directors is required.

Common shares reserved for future issuance

As of December 31, 2011, ABHD common shares reserved for future issuance were as follows (all shares are stated in ABHD share equivalent):

Conversion of convertible AbTech preferred stock	7,664,193
Shares issuable upon conversion of debt	9,972,309
Stock options outstanding	8,073,458
Warrants to purchase common stock	5,957,294
31,667,254

REVERSE ACQUISITION TRANSACTION	12 Months Ended
Dec. 31, 2011
REVERSE ACQUISITION TRANSACTION

NOTE 12 – REVERSE ACQUISITION TRANSACTION

On February 10, 2011, ABHD closed a reverse acquisition transaction (the “Merger”) with its wholly-owned subsidiary, Abtech Merger Sub, Inc., and AbTech pursuant to an Agreement and Plan of Merger dated July 17, 2010. As a result of the Merger, ABHD acquired all of the issued and outstanding common stock of AbTech in exchange for the common stockholders of AbTech (including Series A preferred stockholders and holders of convertible debt with rights to convert their holdings into shares of AbTech common stock) acquiring an approximate 78% ownership interest in ABHD. In addition, AbTech became the “Surviving Corporation” a majority-owned subsidiary of ABHD, and ABHD acquired the business and operations of AbTech.

·	Issuance of Common Stock – At the closing of the Merger, ABHD issued 32,009,801 shares of its common stock to the stockholders of AbTech in exchange for 100% of the issued and outstanding common stock of AbTech. Immediately prior to the Merger, ABHD had 10,000,000 shares of common stock issued and outstanding, excluding the shares issued as part of a $3 million funding required by the Merger Agreement. $1,645,000 of the $3 million funding was received by ABHD prior to closing ($150,000 of the $1,645,000 was received after December 31, 2010). The financier issued a promissory note (the “Note”) to ABHD for the $1,355,000 balance of the financing commitment which was to be funded in cash after the Merger closing. The Note was secured by a total of 1,145,000 shares of ABHD common stock pledged by the financier (the “Collateral”). ABHD elected to hold the Note as a funding commitment only and did not record the Note or issue any shares in exchange for the Note. Subsequent to the date of the merger ABHD received $675,000 of the remaining $1,355,000 due on the Note. Of the 675,000 common shares due to investors for these payments, the Company issued 500,000 shares and held the remaining 175,000 shares as additional collateral for the Note. In May of 2011, the financier defaulted on the $680,000 balance due on the Note, released 509,300 shares of the Collateral and relinquished its rights to the 175,000 shares of additional collateral held by the Company.
·	Conversion of AbTech’s Preferred Stock – At the effectiveness of the Merger, 1,439,614 shares of Series A Preferred Stock (“Preferred Stock”) of AbTech outstanding immediately prior to the Merger were converted into 1,439,614 shares of preferred stock of Surviving Corporation (i.e. AbTech, post-Merger). The privileges, rights, and preferences of the Preferred Stock were not affected or altered by such conversion. Accordingly, the Preferred Stock may be converted at any time into common shares of AbTech as the Surviving Corporation and subsequently such common shares of the Surviving Corporation will be exchanged for shares of the common stock of ABHD at the same exchange rate in effect for common shares of AbTech at the date of the Merger (the “Merger Consideration”). The preferred stockholders that elected to not convert and exchange their shares for ABHD common shares, represent the non-controlling interest shown on the Consolidated Balance Sheet as of December 31, 2011. Because the consolidated balance sheet as of December 31, 2010 has been restated to give retroactive effect to the Merger, the common stock shown as of December 31, 2010 includes the par value ($.001 per share) of the 10,000,000 shares of ABHD stock outstanding at the time of the merger plus all shares of AbTech common and preferred stock outstanding as of the December 31, 2010, as if converted into ABHD common shares at the Merger exchange rate. Because some of the preferred stockholders of AbTech elected to not convert their shares to ABHD common stock at the time of the Merger, the consolidated balance sheet as of December 31, 2011 shows a decrease in the amount of common stock outstanding.

·	Conversion of AbTech’s Warrants – At the effectiveness of the Merger, 480,266 warrants to purchase AbTech common stock outstanding immediately prior to the Merger were converted into warrants to purchase 2,557,153 shares of common stock of ABHD. At the effective time of the Merger, 471,444 warrants to purchase AbTech Preferred Stock outstanding immediately prior to the Merger were converted into warrants to purchase 471,444 shares of preferred stock of the AbTech as the Surviving Corporation. The aggregate exercise price and other terms of such warrants were not affected or altered by such conversion and, upon exercise of any such warrants, the shares of preferred stock received upon such exercise would be convertible at any time for common shares of AbTech, whereupon such common shares would be exchanged for the Merger Consideration.
·	Conversion of AbTech’s Options – At the effectiveness of the Merger, options to purchase 992,000 shares of AbTech common stock outstanding immediately prior to the Merger were converted into options to purchase 5,281,855 shares of common stock of ABHD. The aggregate exercise price and other terms of such options were not affected or altered by such conversion.
·	Conversion of AbTech‘s Convertible Debt – As of the closing of the Merger, $3,980,666 of outstanding notes of the Company that were convertible into Preferred Stock of AbTech prior to the Merger were retained by the holders and $1,347,372 of such notes were converted into 1,919,315 shares of common stock of ABHD.

DEBT REPAYMENT	12 Months Ended
Dec. 31, 2011
DEBT REPAYMENT

NOTE 13 – DEBT REPAYMENT

In March 2011, the Company initiated an offering to raise funds to repay approximately $1,960,000 of existing debt obligations of AbTech that were then due or would become due during 2011 (the “Targeted Notes”). Investors in the offering (“New Investors”) were given the option to either purchase a portion of the Targeted Notes and convert it immediately to ABHD common stock, or buy new convertible notes from ABHD (the “New Notes”) that would convert to ABHD common stock. The intended objective was to complete the transactions with the same net effect as if all the Targeted Notes were converted by their terms to ABHD common stock. Accordingly, the conversion rate given New Investors for conversion of either the purchased Targeted Notes or the New Notes was a blended rate of approximately $0.57 per share. The Company received $747,100 from New Investors interested in purchasing Targeted Notes. These funds were forwarded to the Targeted Note Holders to purchase the Targeted Notes. The New Investors subsequently converted the purchased Targeted Notes to 1,320,454 shares of ABHD common stock.

In addition, during the nine months ended September 30, 2011, the Company received $975,000 from New Investors interested in buying New Notes. From these proceeds the Company repaid approximately $604,100 of outstanding debt and used the balance of the funds for operating capital. The New Notes were all automatically converted to shares of ABHD common stock resulting in the issuance of 1,723,255 shares of common stock by the Company.

Due to the beneficial conversion feature implied in these transactions, at the time of each investment by a New Investor the applicable Targeted Notes or New Notes were discounted by the lesser of: (i) the intrinsic value of the beneficial conversion feature, or (ii) the proceeds realized from the New Investor. These discounts aggregated $1,620,955 and were charged to additional paid in capital and interest expense. The Targeted Notes that were purchased by New Investors and the New Notes issued to New Investors were converted by the New Investors into shares of ABHD common stock during the second quarter of 2011 and upon such conversion the discounts were charged to income as interest expense.

PRIVATE PLACEMENTS	12 Months Ended
Dec. 31, 2011
PRIVATE PLACEMENTS

NOTE 14 – PRIVATE PLACEMENTS

Private Placement in July 2011

In July 2011, the Company sold $700,000 of Convertible Promissory Notes (the “July Offering”). The Convertible Promissory Notes (the “Notes”) bear interest at a rate of twelve percent (12%) per annum from the closing date through April 30, 2012; fifteen percent (15%) per annum from May 1, 2012 through July 31, 2012 and eighteen percent (18%) per annum for any period after July 30, 2012 that the Note remains outstanding. All interest accrued on the Notes will be due and payable at maturity. Any Notes outstanding on November 1, 2012 will be redeemed in cash equal to the face amount plus any unpaid accrued interest thereon. In the event of a Qualified Financing by the Company, as defined below, each subscriber in the Offering will have the option to (i) convert their Note into the securities purchased by investors in a Qualified Financing at a 20% discount to the price paid by investors in the Qualified Financing; or (ii) tender their Note to the Company for immediate repayment of principal and accrued and unpaid interest. A “Qualified Financing” is defined as the sale for cash by the Company of debt or equity securities generating aggregate gross proceeds of at least US $5,000,000 (including the proceeds from any converting Notes). In the event that the Company does not close a Qualified Financing on or prior to November 1, 2012, the Note holder shall have the option to convert the Note into shares of Company common stock at a conversion price equal to $0.60 per share (the “Conversion Price”). The Company may, at any time on ten business days’ notice, repurchase any or all outstanding Notes in cash for the face amount of such Notes, plus any unpaid, accrued interest thereon. Upon such notice from the Company, Note holders will have 5 days to either convert the Notes in accordance with their terms or accept the cash repurchase price from the Company.

Each subscriber in the July Offering also received a warrant for the purchase of the number of shares of the Company’s common stock equal to forty percent (40%) of the amount invested divided by the Conversion Price. In the event a Note remains outstanding as of April 30, 2012, the Note holder will receive an additional warrant for 10% of the principal amount of the Note outstanding at that date divided by the Conversion Price. In the event the Note remains outstanding as of July 31, 2012, the Note holder will receive an additional warrant for 10% of the principal amount of the Note outstanding at that date divided by the Conversion Price. The warrants will have an exercise price equal to the Conversion Price and a five year term.

Private Placement in September 2011

From September 19 through December 31, 2011, the Company sold $4,000,000 of Secured Convertible Promissory Notes (the “September Offering”). The Secured Convertible Promissory Notes (the “Secured Notes”) bear interest at a rate of twelve percent (12%) per annum and are due and payable in full on the nine (9) month anniversary of issuance (the “Original Maturity Date”). The Company may extend the maturity date by an additional ninety (90) day period (the “First Extension Option”), during which period the interest rate will increase to fifteen percent (15%) per annum on the unpaid principal of the Secured Note. The Company may also extend the maturity date by a second additional 90 day period (the “Second Extension Option”) during which period the interest rate shall increase to eighteen percent (18%) per annum on the unpaid principal of the Secured Note. All interest accrued on the Secured Notes through the Original Maturity Date will be payable by the Company on the Original Maturity Date in cash or in-kind, at the option of the payee. For all periods after the Original Maturity Date, all accrued interest will be payable quarterly in cash by the Company. The Secured Notes may be converted into shares of common stock of the Company at any time prior to a Qualified Financing at the conversion rate of $0.70 per share (the “Conversion Price”). However, if the Company at any time while a Secured Note is outstanding, issues any debt or equity securities (with certain exceptions) entitling investors to subscribe for, purchase, or convert such securities into shares of Company common stock at a price per share less than the Conversion Price (the “New Securities Issuance Price”) then the Conversion Price for such outstanding Secured Notes shall be reduced effective concurrently with such issuance to the New Securities Issuance Price.

In the event of a Qualified Financing by the Company, as defined above, each subscriber in the September Offering will have the option to (i) convert their Secured Note into the securities purchased by investors in a Qualified Financing at a 20% discount to the price paid by investors in the Qualified Financing; or (ii) tender their Secured Note to the Company for immediate repayment of principal and accrued and unpaid interest. The Secured Notes may be prepaid in whole or in part without the prior written consent of the payee at any time following not less than ten (10) days prior written notice to the subscriber notifying the subscriber of the Company’s decision to prepay the Secured Notes.

The Secured Notes are secured by all of the Company’s right, title and interest in, to and under all personal property and other assets of the Company (the certain exceptions to allow for potential financing arrangements for accounts receivable and inventory) pursuant to a Security Agreement entered into by the Company.

Each subscriber in the September Offering also received a warrant for the purchase of the number of shares of Company common stock equal to forty percent (40%) of the number of shares of common stock into which the Secured Notes are convertible on the closing date of the Qualified Financing. In the event a Secured Note remains outstanding beyond the Original Maturity Date, the Secured Note holder will receive an additional warrant for 10% of the principal amount of the Secured Note outstanding at that date divided by the Conversion Price. The number of warrant shares that the Payee will be entitled to under the terms of the warrant issued by the Company to subscribers in connection with the September Offering shall be increased by ten percent (10%) for each Extension Option exercised by the Company. The warrants will have an initial exercise price equal to the exercise price of the warrants purchased by investors in the Qualified Financing. In the event the Holder elects to exercise the warrant prior to the consummation of a Qualified Financing, the number of shares exercisable will be based on an assumed conversion price of $0.60 per share (the “Assumed Conversion Price”) and the exercise price will be $0.60 per share (the “Base Exercise Price”). However, in the event that the Company issues shares of common stock or common stock equivalents (with certain exceptions) at any time after the issuance of the warrant and prior to a Qualified Financing at a price per share less than the Base Exercise Price (the “New Securities Exercise Price”) then the Base Exercise Price and the Assumed Conversion Price shall each be reduced effective concurrently with such issuance to the New Securities Exercise Price. Each warrant will be exercisable for a five (5) year period.

The Notes issued in connection with the July Offering and the Secured Notes issued in connection with the September Offering have been discounted by the value of the detachable warrants issued with the Notes and the Secured Notes. The value of the warrants was bifurcated from the value of the Notes and shown separately as warrant liability because of certain down-round price protection features of the warrants. The warrant liability value is revalued at each reporting period. The value of the warrants was estimated by applying the Black Scholes model and amounted to $622,895. This corresponding note discount is amortized over the life of the Secured Notes using the effective interest method. The amount of the discount amortized and charged to interest as of December 31, 2011 was $159,657. The estimated value of the warrants upon grant is $741,028 and the estimated value of the warrant liability at December 31, 2011 is $498,976 (see Note 15 – FAIR VALUE OF FINANCIAL INSTRUMENTS).

The Company paid the Placement Agent engaged in connection with the September Offering a cash placement fee equal to eight percent (8%) of the aggregate purchase price paid by each investor. This fee amounted to $320,000 for the $4,000,000 received through December 31, 2011. The placement agent will also receive a cash fee equal to four percent (4%) of all amounts received by the Company in connection with the exercise by investors of any warrants received by investors in connection with the September Offering. In addition to the placement agent fee, the Company will issue to the placement agent warrants to purchase a number of shares of the Company’s common stock obtained by dividing eight percent (8%) of the gross proceeds from the sale of securities by the conversion price of the Secured Notes (the “PA Warrants”). The PA Warrants issued in connection with the September Offering will have an exercise price per share equal to the conversion price of the Secured Notes. The PA Warrants will expire five years from the date of issuance and will be in the same form as the securities sold in the September Offering, except that the PA Warrants will include a “net issuance” cashless exercise feature. As of December 31, 2011, PA Warrants for 533,333 shares of common stock were due to the placement agent. The value of these warrants was estimated by applying the Black Scholes model and amounted to $118,133, upon grant. The balance was recorded as a deferred financing charge and its estimated fair value at December 31, 2011 is included in the warrant liability at December 31, 2011.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 15 –FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, convertible notes payable, notes payable and warrant liability. It is management’s opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments. The fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to the Company for loans with similar terms and maturities. Gains and losses recognized on changes in fair value of financial instruments are reported in other income (expense) as gain (loss) on change in fair value. The Company estimates the fair value of level 3 inputs using the Black-Scholes valuation model using historical volatility as the method to estimate expected volatility. At December 31, 2011, the Company had no financial instruments outstanding that were estimated using level 1 or level 2 inputs. The Company’s warrant liability was estimated using Level 3 inputs as shown in the reconciliation table below for the year ended December 31, 2011.

Fair value measurements using significant unobservable inputs (Level 3)
Description	Warrant Liability
Beginning balance, December 31, 2010	-
Purchases, issuance and settlements	$741,028
Total (gains) or losses	(242,052)
Transfers in or out of Level 3	-
Ending balance, December 31, 2011	$498,976

The Company used the following assumptions to estimate the fair value of the warrant liability at December 31, 2011:

Expected volatility	81.45%
Expected dividend yield	0%
Expected term	2.3-2.5 years
Risk-free interest rate	.83%

The Company has determined that the Black-Scholes model used to calculate the fair value of the warrant liability provides a reasonable estimate at such value considering the terms of the warrants, and the unlikelihood of events occurring that would create valuation complexities requiring a more robust analysis by valuation experts.

LITIGATION, CLAIMS AND ASSESSMENTS	12 Months Ended
Dec. 31, 2011
LITIGATION, CLAIMS AND ASSESSMENTS

NOTE 16 – LITIGATION, CLAIMS AND ASSESSMENTS

The Company experiences routine litigation in the normal course of its business. The Company is not aware of any pending or threatened litigation that would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

In February, 2012, the Company sold an additional $2,600,000 of Secured Notes and warrants in the final closing of the September Offering (see NOTE 14 – PRIVATE PLACEMENTS), bringing the total amount raised in the September Offering to $6,600,000.

In February, 2012, two stockholders holding a total of 206,667 shares of AbTech Industries Series A Preferred Stock elected to convert such shares into 1,321,908 shares of ABHD common stock in accordance with the terms of the Merger Agreement (see Note 12 – REVERSE ACQUISITION TRANSACTION).